Mortgage notes receivable - Additional Information (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019		Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019		Nov. 14, 2019 [1]	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]	Mar. 31, 2020
Loans and Leases Receivable Disclosure [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	[1]	Predecessor	Successor	Successor	Predecessor	Predecessor	[1]	Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor	[1]	Predecessor	Predecessor	Predecessor	[1]	Predecessor
Percentage of maximum loan to value ratio															65.00%				65.00%
Percentage of maximum of amount of a single loan															10.00%				10.00%
Percentage of maximum amount of loans to single borrower															15.00%				15.00%
Interest reserves	$ 18,600,000	$ 28,800,000			$ 18,600,000						$ 28,800,000								$ 18,600,000	$ 28,800,000
Construction reserves	253,700,000	278,000,000.0			253,700,000						278,000,000.0								253,700,000	278,000,000.0
Deferred fee income	3,300,000				3,300,000														3,300,000
Allowance for loan losses	4,096,000	$ 1,704,000			4,096,000	$ 6,795,000		$ 1,777,000		$ 1,480,000	$ 1,704,000				$ 6,795,000	$ 1,777,000			$ 4,096,000	1,704,000				$ 7,182,000
Monthly interest rate payment term															10 days				10 days
Percentage of minimum collateral ratio						65.00%									65.00%
Interest income mortgage notes receivable															$ 0
Interest income recognized																			$ 0
Principal outstanding on non accrual status	32,900,000				32,900,000	$ 177,000,000.0									177,000,000.0				32,900,000
Average principal outstanding on non accrual status						164,600,000		11,000,000.0							120,700,000	11,100,000
Impaired Financing Receivable, Unpaid Principal Balance	$ 19,800,000				$ 19,800,000	49,500,000									49,500,000				19,800,000
Impaired Financing Receivable, Average Recorded Investment						$ 43,800,000		$ 5,200,000							$ 35,800,000	$ 3,400,000			$ 2,200,000	$ 2,100,000
Maximum
Loans and Leases Receivable Disclosure [Line Items]
Interest rate (as a percent)	13.00%				13.00%	13.00%									13.00%				13.00%
Term of mortgage notes receivable															18 months				12 months
Minimum
Loans and Leases Receivable Disclosure [Line Items]
Interest rate (as a percent)	10.00%				10.00%	10.00%									10.00%				10.00%
Term of mortgage notes receivable															5 months				5 months

[1]	Predecessor periods are combined as disclosed in Note 1.